Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis - Graphite Bio, Inc. (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		$ 7,962
Total marketable securities measured at fair value		30,654
Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value			$ 235,821
U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value		1,978
U.S. treasury securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value			65,391
Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value		18,751
Commercial paper | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value			115,061
Asset Backed Securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value			1,914
Fair Value, Recurring | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		184,259	47,730
Total marketable securities measured at fair value			235,821
Total cash equivalents and marketable securities			283,551
Fair Value, Recurring | U.S. treasury securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		65,391
Fair Value, Recurring | Commercial paper | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	[2]	0	1,991
Total marketable securities measured at fair value	[1]		115,061
Fair Value, Recurring | U.S. agency securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		53,455
Fair Value, Recurring | Asset Backed Securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		1,914
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		7,962
Total marketable securities measured at fair value		1,978
Level 1 | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		184,259	45,739
Total marketable securities measured at fair value			65,391
Total cash equivalents and marketable securities			111,130
Level 1 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value		1,978
Level 1 | U.S. treasury securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		65,391
Level 1 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value		0
Level 1 | Commercial paper | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	[2]	0	0
Total marketable securities measured at fair value	[1]		0
Level 1 | U.S. agency securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		0
Level 1 | Asset Backed Securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		0
Total marketable securities measured at fair value		28,676
Level 2 | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		0	1,991
Total marketable securities measured at fair value			170,430
Total cash equivalents and marketable securities			172,421
Level 2 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value		0
Level 2 | U.S. treasury securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		0
Level 2 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value		18,751
Level 2 | Commercial paper | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	[2]	0	1,991
Total marketable securities measured at fair value	[1]		115,061
Level 2 | U.S. agency securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		53,455
Level 2 | Asset Backed Securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		1,914
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		0
Total marketable securities measured at fair value		0
Level 3 | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		0	0
Total marketable securities measured at fair value			0
Total cash equivalents and marketable securities			0
Level 3 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value		0
Level 3 | U.S. treasury securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		0
Level 3 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value		0
Level 3 | Commercial paper | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	[2]	0	0
Level 3 | U.S. agency securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		0
Level 3 | Asset Backed Securities | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	[1]		0
Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		7,962
Money market funds | Fair Value, Recurring | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	[2]	184,259	45,739
Money market funds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		7,962
Money market funds | Level 1 | Fair Value, Recurring | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	[2]	184,259	45,739
Money market funds | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		0
Money market funds | Level 2 | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	[2]	0	0
Money market funds | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value		0
Money market funds | Level 3 | Graphite Bio, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	[2]	$ 0	$ 0

[1]	Included within investments in marketable securities, current and investments in marketable securities, non-current on the balance sheet.
[2]	Included within cash and cash equivalents on the balance sheet.